INVENTORIES	12 Months Ended
Jun. 30, 2015
INVENTORIES [Abstract]
INVENTORIES

4.

INVENTORIES

Inventories consisted of the following at June 30, 2015 and 2014:

	2015	2014
Finished goods	$564,826	$491,409
Raw materials	542,351	352,455
	$1,107,177	$843,864

As of June 30, 2015, the Company had approximately $47,000 of consignment inventory with certain customers. Cost of goods sold for fiscal 2015 included $67,439 related to inventory written off for obsolescence.